Intangible Assets - Summary of Detailed Information About Amortization Of Intangible Assets Other Than Goodwill (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	€ (17,884)
Amortization for the year	1,267	€ 215	€ 40
Ending Balance	(19,969)	(17,884)
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(17,795)	(8,695)
Ending Balance	(19,545)	(17,795)	(8,695)
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	416	201	161
Amortization for the year	1,267	215	40
Disposals	(1)
Ending Balance	1,682	416	201
Accumulated depreciation and amortisation [member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	158	0	0
Amortization for the year	1,174	158	0
Disposals	0
Ending Balance	1,332	158	0
Accumulated depreciation and amortisation [member] | Software And Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	258	201	161
Amortization for the year	93	57	40
Disposals	(1)
Ending Balance	€ 350	€ 258	€ 201